BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—110.4%
COMMON STOCKS—99.1%
Communication Services—3.3%
Baidu, Inc. - SP ADR*	1,403		$275,367
Entravision Communications Corp., Class A	115,491		539,343
Facebook, Inc., Class A*Ɨ	4,063		1,335,630
			2,150,340
Consumer Discretionary—13.8%
1-800-Flowers.com, Inc., Class A*(a)	8,341		254,150
Alibaba Group Holding Ltd. - SP ADR*	4,351		930,940
Arcos Dorados Holdings, Inc., Class A	48,497		313,776
AutoZone, Inc.*	290		407,914
Caleres, Inc.Ɨ	15,880		398,270
Carriage Services, Inc.(a)Ɨ	11,322		434,312
Carter's, Inc.	3,211		328,293
eBay, Inc.	8,220		500,434
Hanesbrands, Inc.Ɨ	27,683		540,926
Hooker Furniture Corp.(a)	9,679		346,992
JD.com, Inc. - ADR*	4,428		327,406
Kindred Group PLC	18,658		319,957
LKQ Corp.*Ɨ	12,003		611,673
Mohawk Industries, Inc.*	2,805		590,957
Perdoceo Education Corp.*	33,722		411,071
Skechers U.S.A., Inc., Class A*Ɨ	7,301		346,797
Stellantis NV(a)	17,996		352,182
Stride, Inc.*(a)Ɨ	49,285		1,324,781
Vipshop Holdings Ltd. - ADR*	12,007		277,722
			9,018,553
Consumer Staples—1.3%
Coca-Cola Europacific Partners PLC	5,521		334,131
Herbalife Nutrition Ltd.*	6,569		345,332
SpartanNash Co.(a)	7,951		166,733
			846,196
Energy—6.9%
Canadian Natural Resources Ltd.(a)Ɨ	35,506		1,229,218
Devon Energy Corp.	17,061		453,140
Marathon Petroleum Corp.	14,916		921,809
Phillips 66Ɨ	7,089		597,035
Schlumberger Ltd.	17,866		559,742
Solaris Oilfield Infrastructure, Inc., Class AƗ	19,703		196,833
Teekay LNG Partners LP	14,272		222,072
World Fuel Services Corp.	11,383		349,800
			4,529,649
Financials—18.2%
Aflac, Inc.	4,838		274,218
American International Group, Inc.Ɨ	7,494		395,983
Arthur J Gallagher & Co.	2,154		315,798
Bank of America Corp.Ɨ	18,117		767,980
Bank OZKƗ	12,829		547,927
Berkshire Hathaway, Inc., Class B*Ɨ	2,182		631,558
BGC Partners, Inc., Class AƗ	153,053		903,013
Charles Schwab Corp., (The)#	4,637		342,442
Citigroup, Inc.Ɨ	12,892		1,014,729
Diamond Hill Investment Group, Inc.	1,591		279,077
Enova International, Inc.*	11,883		450,009
Evercore, Inc., Class A	3,883		566,374
Granite Point Mortgage Trust, Inc.Ɨ	22,907		329,403
Heritage Insurance Holdings, Inc.Ɨ	82,158		684,376
Jefferies Financial Group, Inc.Ɨ	23,961		769,867
KB Financial Group, Inc. - ADR(a)	11,843		609,796
Ladder Capital Corp.Ɨ	15,281		178,788
Morgan StanleyƗ	7,249		659,296
Stifel Financial Corp.(a)Ɨ	14,888		1,031,441
SVB Financial Group*	656		382,376
Universal Insurance Holdings, Inc.Ɨ	14,449		203,731
Western Alliance Bancorp	5,717		571,757
			11,909,939
Health Care—17.0%
Amgen, Inc.	1,357		322,885
Anthem, Inc.Ɨ	2,558		1,018,647
Bausch Health Cos., Inc.*	24,496		787,791
Centene Corp.*	7,005		515,568
Cigna Corp.Ɨ	3,017		780,951
CVS Health Corp.Ɨ	12,420		1,073,585
Hanger, Inc.*Ɨ	24,974		645,078
Harrow Health, Inc.*(a)Ɨ	46,741		430,017
HCA Healthcare, Inc.Ɨ	3,784		812,765
Henry Schein, Inc.*	6,574		499,887
Jazz Pharmaceuticals PLC*	2,149		382,801
Johnson & JohnsonƗ	4,585		776,011
Medtronic PLCƗ	4,449		563,199
Novartis AG - SP ADRƗ	10,229		904,039
Syneos Health, Inc.*	3,744		329,098
UnitedHealth Group, Inc.Ɨ	1,511		622,411
Universal Health Services, Inc., Class B	4,346		693,752
			11,158,485
Industrials—13.6%
Acuity Brands, Inc.(a)	1,782		331,006
AerCap Holdings NV*Ɨ	5,097		300,723
ASGN, Inc.*(a)	3,158		325,558
Barrett Business Services, Inc.Ɨ	6,647		495,002
Builders FirstSource, Inc.*(a)Ɨ	12,110		539,379
CACI International, Inc., Class A*	1,673		426,548
China Yuchai International Ltd.	20,481		327,286
Forward Air Corp.	3,066		297,065
Gibraltar Industries, Inc.*	3,752		298,096
Graham Corp.Ɨ	17,025		250,097
Heidrick & Struggles International, Inc.Ɨ	8,788		378,236
Insperity, Inc.	4,657		429,329
JetBlue Airways Corp.*Ɨ	22,628		454,823
KBR, Inc.Ɨ	8,276		337,164
Kelly Services, Inc., Class A*Ɨ	16,665		427,791
Lockheed Martin Corp.	1,308		499,918
Primoris Services Corp.	12,876		409,328
Quanta Services, Inc.(a)	7,200		686,520
Science Applications International Corp.	2,357		211,800
Snap-on, Inc.(a)	2,301		585,881
UFP Industries, Inc.	6,177		491,195
Vectrus, Inc.*	8,229		419,844
			8,922,589
Information Technology—18.5%
Akamai Technologies, Inc.*Ɨ	3,338		381,233
Applied Materials, Inc.#	3,406		470,471
Arrow Electronics, Inc.*	2,780		334,517
Box, Inc., Class A*	12,685		295,687
Capgemini SE - ADRƗ	10,879		403,067
Cass Information Systems, Inc.(a)	8,034		366,591
Cisco Systems, Inc.	6,791		359,244
Cognizant Technology Solutions Corp., Class AƗ	7,833		560,529
Concentrix Corp.*	4,566		697,320
Dolby Laboratories, Inc. Class AƗ	2,887		281,598
EchoStar Corp., Class A*(a)Ɨ	10,763		285,112
EVERTEC, Inc.Ɨ	13,162		572,942
Fabrinet*	8,318		746,041
Fidelity National Information Services, Inc.	1,913		284,999
FleetCor Technologies, Inc.*	967		265,383
Hackett Group Inc., (The)Ɨ	26,257		467,637
Hollysys Automation Technologies Ltd.	21,223		286,511
HP, Inc.Ɨ	9,133		266,958
InterDigital, Inc.(a)	7,090		572,730
Open Text Corp.	12,711		597,163
Oracle Corp.Ɨ	10,511		827,636
Perficient, Inc.*(a)	6,457		462,257
Qorvo, Inc.*	2,011		367,450
Super Micro Computer, Inc.*Ɨ	10,313		358,274
SYNNEX Corp.	4,566		578,056
Telefonaktiebolaget LM Ericsson - SP ADRƗ	39,733		533,614
Zebra Technologies Corp., Class A*Ɨ	982		488,103
			12,111,123
Materials—2.8%
Berry Global Group, Inc.*(a)Ɨ	9,760		665,729
Dundee Precious Metals, Inc.	37,089		270,481
POSCO - SP ADR(a)	3,790		303,617
Rio Tinto PLC - SP ADRƗ	3,446		301,284
Ternium SA - SP ADRƗ	8,194		299,982
			1,841,093
Real Estate—3.7%
Jones Lang LaSalle, Inc.*(a)	1,629		329,465
Medical Properties Trust, Inc.Ɨ	11,716		248,028
Newmark Group, Inc., Class AƗ	82,988		1,070,545
RE/MAX Holdings, Inc., Class A	12,515		438,150
Simon Property Group, Inc.(a)	2,549		327,521
			2,413,709
TOTAL COMMON STOCKS
(Cost $36,749,733)			64,901,676

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—11.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.09%(b)	7,402,784		7,402,784
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $7,402,784)			7,402,784
SHORT-TERM INVESTMENTS—0.0%
U.S. Bank Money Market Deposit Account, 0.01%(b)	900		900
TOTAL SHORT-TERM INVESTMENTS
(Cost $900)			900
TOTAL LONG POSITIONS—110.4%
(Cost $44,153,417)			72,305,360
SECURITIES SOLD SHORT—(40.5%)
COMMON STOCKS—(39.8%)
Communication Services—(3.7%)
CTC Communications Group, Inc.*	(98,900)		0
Netflix, Inc.*	(1,898)		(954,333)
Roku, Inc.*	(2,336)		(809,915)
Skillz, Inc.*	(11,196)		(190,220)
Spotify Technology SA*	(1,137)		(274,665)
ZoomInfo Technologies, Inc., Class A*	(4,039)		(177,029)
			(2,406,162)
Consumer Discretionary—(11.9%)
Arcimoto, Inc.*	(20,612)		(200,967)
CarParts.com, Inc.*	(16,729)		(273,352)
Carvana Co.*	(3,959)		(1,049,491)
Dave & Buster's Entertainment, Inc.*	(6,539)		(276,469)
DoorDash, Inc., Class A*	(1,296)		(194,763)
GameStop Corp., Class A*	(4,581)		(1,016,982)
Lululemon Athletica, Inc.*	(960)		(310,205)
MarineMax, Inc.*	(3,083)		(158,559)
Papa John's International, Inc.	(6,213)		(583,711)
Peloton Interactive, Inc., Class A*	(2,448)		(270,039)
Planet Fitness, Inc., Class A*	(11,128)		(876,553)
Qsound Labs, Inc.*	(4,440)		0
RealReal, Inc., (The)*	(21,813)		(381,073)
Shake Shack, Inc., Class A*	(4,798)		(450,916)
Sonos, Inc.*	(8,813)		(326,081)
Stitch Fix, Inc., Class A*	(2,140)		(114,404)
Tesla Motors, Inc.*	(1,694)		(1,059,123)
Wayfair, Inc., Class A*	(905)		(277,419)
			(7,820,107)
Consumer Staples—(2.3%)
22nd Century Group, Inc.*	(35,618)		(160,281)
Amish Naturals, Inc.*	(25,959)		0
Beyond Meat, Inc.*	(2,206)		(320,797)
Laird Superfood, Inc.*	(7,545)		(246,571)
National Beverage Corp.	(4,255)		(212,452)
SunOpta, Inc.*	(20,140)		(251,750)
Tattooed Chef, Inc.*	(14,644)		(311,624)
			(1,503,475)
Energy—(0.0%)
Beard Co.*	(9,710)		(45)
Financials—(0.8%)
Lemonade, Inc.*	(2,855)		(258,292)
Upstart Holdings, Inc.*	(1,841)		(272,873)
			(531,165)
Health Care—(3.9%)
10X Genomics, Inc., Class A*	(2,905)		(522,900)
Aspira Women's Health, Inc.*	(62,946)		(351,868)
AtriCure, Inc.*	(6,502)		(485,894)
Bionano Genomics, Inc.*	(14,306)		(88,268)
BodyTel Scientific, Inc.*	(4,840)		(1)
Cardiff Oncology, Inc.*	(6,287)		(52,811)
CareView Communications, Inc.*	(174,320)		(26,340)
Glaukos Corp.*	(5,006)		(368,341)
Heska Corp.*	(1,797)		(356,076)
iRhythm Technologies, Inc.*	(1,728)		(130,395)
Zomedica Corp.*	(182,247)		(153,087)
			(2,535,981)
Industrials—(3.2%)
AAON, Inc.	(4,269)		(282,821)
Applied Energetics, Inc.*	(39,131)		(29,495)
Blue Bird Corp.*	(10,273)		(268,742)
Capstone Green Energy Corp.*	(341)		(2,469)
Corporate Resource Services, Inc.*	(218,896)		(328)
DynaMotive Energy Systems Corp.*	(72,185)		(7)
Ener1, Inc.*	(102,820)		(10)
HyreCar, Inc.*	(29,316)		(481,076)
Omega Flex, Inc.	(2,812)		(413,505)
Sunrun, Inc.*	(6,577)		(294,123)
Valence Technology, Inc.*	(27,585)		(3)
Virgin Galactic Holdings, Inc.*	(9,179)		(286,660)
			(2,059,239)
Information Technology—(13.1%)
8x8, Inc.*	(13,728)		(323,294)
Alteryx, Inc., Class A*	(2,437)		(189,525)
Anaplan, Inc.*	(3,782)		(194,811)
ANTs software, Inc.*	(10,334)		(1)
Appfolio, Inc., Class A*	(2,040)		(275,176)
Appian Corp.*	(5,874)		(531,480)
Bill.com Holdings, Inc.*	(1,737)		(258,674)
Bit Digital, Inc.*	(17,678)		(149,379)
Ceridian HCM Holding, Inc.*	(4,070)		(364,102)
Consygen, Inc.*	(200)		0
Coupa Software, Inc.*	(1,639)		(390,410)
Cree, Inc.*	(7,204)		(720,472)
Everbridge, Inc.*	(1,749)		(205,507)
Fastly, Inc., Class A*	(4,138)		(195,272)
Ideanomics, Inc.*	(73,528)		(211,761)
Impinj, Inc.*	(5,092)		(265,039)
Inseego Corp.*	(26,399)		(227,031)
Interliant, Inc.*	(600)		0
Marathon Digital Holdings, Inc.*	(9,099)		(225,382)
MicroVision, Inc.*	(15,450)		(241,020)
MongoDB, Inc.*	(1,227)		(358,210)
Nestor, Inc.*	(15,200)		(2)
Okta, Inc.*	(1,634)		(363,467)
PROS Holdings, Inc.*	(5,171)		(229,437)
Q2 Holdings, Inc.*	(3,081)		(292,479)
Rapid7, Inc.*	(4,611)		(385,710)
RingCentral, Inc., Class A*	(857)		(224,937)
Riot Blockchain, Inc.*	(13,910)		(377,378)
Shopify, Inc., Class A*	(202)		(251,060)
Splunk, Inc.*	(1,943)		(235,492)
Square, Inc., Class A*	(1,104)		(245,662)
SVMK, Inc.*	(14,197)		(276,132)
Tiger Telematics, Inc.*	(6,510)		0
Uni-Pixel, Inc.*	(19,665)		(133)
Worldgate Communications, Inc.*	(582,655)		(58)
Xybernaut Corp.*	(34,156)		0
Zoom Video Communications, Inc., Class A*	(661)		(219,141)
Zscaler, Inc.*	(699)		(135,746)
			(8,563,380)
Materials—(0.3%)
Louisiana-Pacific Corp.	(3,148)		(211,577)
Mountain Province Diamonds, Inc.*	(4,735)		(1,862)
			(213,439)
Real Estate—(0.4%)
Redfin Corp.*	(4,726)		(278,976)
Utilities—(0.2%)
Cadiz, Inc.*	(10,837)		(149,117)
TOTAL COMMON STOCKS
(Proceeds $(23,958,606))			(26,061,086)
EXCHANGE TRADED FUNDS—(0.7%)
Finance and Insurance—(0.7%)
iShares 20+ Year Treasury Bond ETF	(3,314)		(458,790)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(563,389))			(458,790)
TOTAL SECURITIES SOLD SHORT—(40.5%)
(Proceeds $(24,521,995))			(26,519,876)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ—(0.4%)
Call Options Written—(0.4%)
AMC Entertainment Holdings, Inc.
Expiration:
06/18/2021,
Exercise Price:
17.00	(137)	(357,844)	(152,070)
Applied Materials, Inc.
Expiration:
01/21/2022,
Exercise Price:
130.00	(28)	(386,764)	(57,736)
Charles Schwab Corp., (The)
Expiration:
01/21/2022,
Exercise Price:
70.00	(38)	(280,630)	(35,530)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(96,367))			(245,336)
Put Options Written—(0.0%)
Wells Fargo & Co.
Expiration:
01/21/2022,
Exercise Price:
22.50	(360)	(1,681,920)	(7,920)
TOTAL PUT OPTIONS WRITTEN
(Premiums received $(124,670))			(7,920)
TOTAL OPTIONS WRITTEN
(Premiums received $(221,037))			(253,256)
OTHER ASSETS IN EXCESS OF LIABILITIES—30.5%			19,976,916
NET ASSETS—100.0%			$65,509,144

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2021, the market value of securities on loan was $7,242,517.
(b)	The rate shown is as of May 31, 2021.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. as of May 31, 2021, these securities amounted to $(410) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$2,150,340	$2,150,340	$-	$-	$-
Consumer Discretionary	9,018,553	8,698,596	319,957	-	-
Consumer Staples	846,196	846,196	-	-	-
Energy	4,529,649	4,529,649	-	-	-
Financials	11,909,939	11,909,939	-	-	-
Health Care	11,158,485	11,158,485	-	-	-
Industrials	8,922,589	8,922,589	-	-	-
Information Technology	12,111,123	12,111,123	-	-	-
Materials	1,841,093	1,841,093	-	-	-
Real Estate	2,413,709	2,413,709	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	7,402,784	-	-	-	7,402,784
Short-Term Investments	900	900	-	-	-
Total Assets	$72,305,360	$64,582,619	$319,957	$-	$7,402,784

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Securities Sold Short
Communication Services	$(2,406,162)	$(2,406,162)	$-	$- **	$-
Consumer Discretionary	(7,820,107)	(7,820,107)	-	- **	-
Consumer Staples	(1,503,475)	(1,503,475)	-	- **	-
Energy	(45)	-	(45)	-	-
Financials	(531,165)	(531,165)	-	-	-
Health Care	(2,535,981)	(2,535,980)	-	(1)	-
Industrials	(2,059,239)	(2,058,891)	-	(348)	-
Information Technology	(8,563,380)	(8,563,319)	-	(61)	-
Materials	(213,439)	(213,439)	-	-	-
Real Estate	(278,976)	(278,976)	-	-	-
Utilities	(149,117)	(149,117)	-	-	-
Exchange Traded Funds	(458,790)	(458,790)	-	-	-
Options Written
Equity Contracts	(253,256)	(253,256)	-	-	-
Total Liabilities	$(26,773,132)	$(26,772,677)	$(45)	$(410)	$-

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s  investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.